Note 7 - Goodwill and Intangible Assets - Intangible Assets Amortization Expense (Details) - USD ($)	Jan. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
2019		$ 6,692,793
2020	$ 26,685,000	5,528,556
2021	21,897,000	3,949,940
2022	17,719,000	3,373,733
2023	14,172,000	2,358,266
Thereafter	66,506,000	14,525,730
	$ 168,928,000	$ 36,429,018	$ 42,034,188